Capital Stock and Changes in Capital Accounts (Tables)	12 Months Ended
Dec. 31, 2011
Capital Stock and Changes in Capital Accounts [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2008	675,500	$19.07
Granted	364,200	$12.10
Vested	(125,167)	$20.28
Forfeited or expired	-	$-
Outstanding at December 31, 2009	914,533	$16.13
Granted	519,926	$14.29
Vested	(246,572)	$16.25
Forfeited or expired	-	$-
Outstanding at December 31, 2010	1,187,887	$15.30
Granted	616,055	$12.64
Vested	(419,880)	$15.44
Forfeited or expired	-	$-
Outstanding at December 31, 2011	1,384,062	$14.07